Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Impaired Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Level III [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 5,331	$ 7,256
Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	1,097	1,079
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	6,427	8,335
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 6,427	$ 8,335
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	6 months	2 months
Discount rate	3.10%	3.10%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	29 years 10 months 24 days	2 years 11 months 12 days
Discount rate	12.00%	8.30%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	61 months 3 days	55 months
Discount rate	4.90%	4.30%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Liquidation expense	(10.00%)	(10.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	0.00%	(20.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(50.00%)	(30.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(21.70%)	(26.00%)